Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-66262

                  GAMCO GLOBAL SERIES FUNDS, INC. (THE "TRUST")

                    The GAMCO Global Telecommunications Fund
                     (the "Global Telecommunications Fund")
                          The GAMCO Global Growth Fund
                        The GAMCO Global Opportunity Fund
                  The GAMCO Global Convertible Securities Fund

SUPPLEMENT DATED NOVEMBER 30, 2009 TO THE TRUST'S PROSPECTUSES EACH DATED APRIL 30, 2009

Effective December 1, 2009, Sergey Dluzhevskiy, Associate Portfolio Manager of the Global Telecommunications Fund, will manage a portion of the assets of the Fund and report to Mario J. Gabelli.